Steven I. Koszalka Secretary Short-Term Bond Fund of America 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9447 | Tel (213) 486-9455 | Facsimile siik@capgroup.com

January 5, 2017

Document Control

 U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Short-Term Bond Fund of America

File Nos. 333-135770 and 811-21928

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on December 29, 2016 of Registrant’s Post-Effective Amendment No. 22 under the Securities Act of 1933 and Amendment No. 25 under the Investment Company Act of 1940.

Sincerely,

/s/Steven I. Koszalka

Steven I. Koszalka